Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000217972
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%	11.38%	14.10%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	17.15%	13.15%	15.41%
T. Rowe Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	15.91%	11.33%	13.71%